BANK BORROWINGS (Details Narrative)		12 Months Ended
	May 27, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	May 27, 2024 HKD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate terms description	The loan is backed by an unlimited personal guarantee from Yee Kar Wing and Hui Wai Ming, the Company’s shareholders. The interest of the loan shall be calculated at the prime rate quoted by the bank from time to time minus 2.25% per annum, i.e. 3.625% per annum at the first drawdown date of the loan. The loan is scheduled to be repaid over 120 monthly instalments, starting from June 26, 2024, and continuing through May 26, 2034. The first 12 months shall be of interest payment only and the remaining instalments after the first 12 months shall be equal instalment payments comprising principal and interest payment. The annual interest rate of the loan has been reduced to 2.75% in December 2025.
Interest related to the bank borrowings amount		$ 18,627	$ 145,289	$ 100,939
SME Financing Guarantee Scheme [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Secured bank loans	$ 641,026					$ 5,000,000